Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

Robin Wagner

Associate General Counsel

Legal Affairs

Phone:  347-401-4432

September 6, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Metropolitan Life Separate Account UL

File No. 811-06025

Ladies and Gentlemen:

The Semi-Annual Reports dated June 30, 2024 of the underlying funds (the “Periodic Reports”) are incorporated herein by reference as the reports transmitted to policyowners of the Metropolitan Life Separate Account UL of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Periodic Reports for certain portfolios of AB Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000825316, File No. 811-05398;

The Periodic Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452;

The Periodic Reports for certain series of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857;

The Periodic Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183;

The Periodic Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618;

The Periodic Reports for certain portfolios of Fidelity® Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329;

The Periodic Reports for certain portfolios of Fidelity® Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511;

The Periodic Reports for certain portfolios of Fidelity® Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205;

The Periodic Reports for certain portfolios of Fidelity® Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSR, CIK No. 0000823535, File No. 811-05361;

The Periodic Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583;

The Periodic Reports for certain portfolios of Goldman Sachs Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001046292, File No. 811-08361;

The Periodic Reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736;

The Periodic Reports for certain series of MFS® Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326;

The Periodic Reports for certain series of MFS® Variable Insurance Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000719269, File No. 811-03732;

The Periodic Reports for certain portfolios of Morgan Stanley Variable Insurance Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001011378, File No. 811-07607;

The Periodic Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399;

The Periodic Reports for certain portfolios of Pioneer Variable Contracts Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000930709, File No. 811-08786;

The Periodic Reports for certain portfolios of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346; and

The Periodic Reports for certain series of Royce Capital Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0001006387, File No. 811-07537.

Sincerely,

/s/ Robin Wagner

Robin Wagner, Esq.
Associate General Counsel
Metropolitan Life Insurance Company